Shareholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Treasury Stock, Value, Acquired, Cost Method			$ 3.5
Common stock, shares authorized (in shares)	500,000,000		500,000,000	500,000,000
Preferred stock, shares authorized (in shares)	50,000,000		50,000,000	50,000,000
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Stock Repurchase Program, Authorized Amount		$ 125.0
Stock Repurchase Program, Period in Force		2 years
Common stock, shares issued (in shares)	70,726,800		70,726,800	69,644,918
Common stock, shares outstanding (in shares)	70,454,138		70,454,138	69,644,918
Preferred stock, shares issued (in shares)	0		0	0
Preferred stock, shares outstanding (in shares)	0		0	0
Treasury Stock, Common [Member]
Noncontrolling Interest [Line Items]
Treasury Stock Acquired, Average Cost Per Share	$ 12.82
Treasury Stock, Value, Acquired, Cost Method	$ 3.5		$ 3.5
Treasury Stock, Shares, Acquired	272,662		272,662
Common stock, shares outstanding (in shares)	(272,662)		(272,662)	0	0	0	0